Leases - Schedule of Undiscounted Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease
2022	$ 619,587	$ 1,240,333
2023	1,169,559	1,169,559
2024	535,944	535,943
2025		0
Undiscounted future minimum lease payments	2,325,090	2,945,835
Less: Amount representing interest payments	(94,829)	(150,237)
Total lease liabilities	2,230,261	2,795,598
Less current portion	(1,169,139)	(1,142,413)	$ (924,265)
Noncurrent lease liabilities	1,061,122	1,653,185	2,372,777
Finance Lease
2022	213,790
2022	406,339	444,928
2023	401,496	406,339
2024	401,496	401,496
2025	401,496	401,496
2026		401,496
Thereafter		4,784,494
Thereafter	4,784,494
Undiscounted future minimum lease payments	6,609,111	6,840,249
Less: Amount representing interest payments	(2,773,510)	(2,916,769)
Total lease liabilities	3,835,601	3,923,480
Less current portion	(140,767)	(161,050)	(194,717)
Noncurrent lease liabilities	$ 3,694,834	$ 3,762,430	$ 3,923,554